Intangible Assets - Schedule of Expected Future Amortization for Definite-Lived Intangible Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Expected Future Amortization for Definite-Lived Intangible Assets [Abstract]
2026	$ 73